ADVANCE FROM CUSTOMERS	21 Months Ended
Sep. 30, 2012
ADVANCE FROM CUSTOMERS [Text Block]
NOTE 10 – ADVANCE FROM CUSTOMERS

	September 30, 2012	December 31, 2011
	(Unaudited)
Advance from customers	$16,126,894	$19,269,063

Advance from customers represents amounts received for wire rods. The advances are applied against amounts due from customers as the wire rods are delivered.